SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Basis of Presentation

These consolidated financial statements have been prepared on a historical cost basis except for financial instruments classified as available-for-sale that have been measured at fair value. Cost is the fair value of the consideration given in exchange for net assets.

Statement of Compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements were approved and authorized for issue by the Board of Directors on June 15, 2020.

Basis of Consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries (collectively, the “Company”). Intercompany balances and transactions are eliminated in preparing the consolidated financial statements. The following companies have been consolidated within these consolidated financial statements:

Entity	Country of Incorporation	Voting Control	Functional Currency
Digatrade Financial Corp.	Canada	Parent Company	Canadian Dollar
Digatrade Limited	Canada	100%	Canadian Dollar
Digatrade (UK) Limited	United Kingdom	100%	Pounds Sterling
Digatrade Limited	USA	100%	US Dollar
Securter Systems Inc	Canada	79% (Note 5)	Canadian Dollar

Foreign Currency

These consolidated financial statements are presented in Canadian dollars, which is also the functional currency of the parent company. Each subsidiary determines its own functional currency (Note 2(c)) and items included in the financial statements of each subsidiary are measured using that functional currency.

i.	Transactions and Balances in Foreign Currencies

Foreign currency transactions are translated into the functional currency of the respective entity using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the re-measurement of monetary items at year-end exchange rates are recognized in profit or loss. Non-monetary items measured at historical cost are translated using the exchange rate at the date of the transaction and are not retranslated. Non-monetary items measured at fair value are translated using the exchange rate at the date when fair value was determined.

ii.	Foreign Operations

On consolidation, the assets and liabilities of foreign operations are translated into Canadian dollars at the exchange rate prevailing at the reporting date and their revenues and expenses are translated at exchange rates prevailing at the dates of the transactions. The exchange differences arising on the translation are recognized in other comprehensive income and accumulated in the currency translation reserve in equity. On disposal of a foreign operation, the component of other comprehensive income relating to that particular foreign operation is recognized in earnings and recognized as part of the gain or loss on disposal.

Financing and Finder's Fees

Financing and finder’s fees relating to financial instruments with a term of one year or less are expensed in the period incurred. For financial instruments with a term of over one year, the fees are netted against the financial instruments and amortized over the term of the financial instruments.

Share Capital

The Company records proceeds from share issuances, net of commissions and issuance costs.  Shares issued for other than cash consideration are valued at either: (i) the fair value of the asset acquired or the fair value of the liability extinguished at the measurement date under current market conditions, or (ii) the quoted price on the Over-the-Counter Bulletin Board in the United States based on the earliest of: the date the shares are issued, or the date the agreement to issue the shares is reached.

Loss per Share

Basic loss per share is calculated by dividing net loss by the weighted average number of common shares issued and outstanding during the reporting period. Diluted loss per share is the same as basic loss per share, as the issuance of shares on the exercise of stock options and share purchase warrants is anti-dilutive.

Share-Based Payments

The fair value method of accounting is used for share-based payment transactions. Under this method, the cost of stock options and other share-based payments is recorded based on the estimated fair value using the Black-Scholes option-pricing model at the grant date and charged to profit over the vesting period. The amount recognized as an expense is adjusted to reflect the number of equity instruments expected to vest.

Upon the exercise of stock options and other share-based payments, consideration received on the exercise of these equity instruments is recorded as share capital and the related share-based payment reserve is transferred to share capital. The fair value of unexercised equity instruments are transferred from reserve to retained earnings upon expiry.

Income Taxes

Tax expense recognized in profit or loss comprises the sum of deferred tax and current tax not recognized in other comprehensive income or directly in equity.

i.	Current Income Tax

Current income tax assets and liabilities comprise those claims from, or obligations to, fiscal authorities relating to the current or prior reporting periods that are unpaid at the reporting date. Current tax is payable on taxable profit, which differs from profit or loss in the consolidated financial statements. Calculation of current tax is based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period.

ii.	Deferred Income Tax

Deferred income taxes are calculated using the liability method on temporary differences between the carrying amounts of assets and liabilities and their tax bases. Deferred tax assets and liabilities are calculated, without discounting, at tax rates that are expected to apply to their respective period of realization, provided they are enacted or substantively enacted by the end of the reporting period. Deferred tax liabilities are always provided for in full.

Deferred tax assets are recognized to the extent that it is probable that they will be able to be utilized against future taxable income. Deferred tax assets and liabilities are offset only when the Company has a right and intention to offset current tax assets and liabilities from the same taxation authority.

Changes in deferred tax assets or liabilities are recognized as a component of tax income or expense in profit or loss, except where they relate to items that are recognized in other comprehensive income or directly in equity, in which case the related deferred tax is also recognized in other comprehensive income or equity, respectively.

Revenue Recognition

Revenue is comprised of consulting fees and commissions earned on trades executed on the digital currency trading platform. Consulting fee income is recognized as the consulting services are provided. Commission is considered earned when a trade is completed by the Company’s customers. As the platform is not yet fully live, commissions and consulting fees earned have been accounted for as a recovery of development costs incurred.

Financial Instruments

Commencing January 1, 2018 the Company adopted IFRS 9. The adoption of this new accounting standard did not have material impact to the Company’s consolidated financial statements.

IFRS 9 covers classification and measurement of financial assets. It replaces the multiple category and measurement models in IAS 39 Financial Instruments. The new standard contains three classifications for financial assets: measured at amortized cost, fair value through other comprehensive income (“FVTOCI”), and fair value through profit and loss (“FVTPL”). The new standard eliminates the previous IAS 39 categories of held to maturity, loan and receivables, and available for sale.

Recognition and Measurement for debt instruments with a new mixed measurement model having only two categories: amortized cost and fair value through profit or loss. Requirements for financial liabilities are largely carried forward from the existing requirements in IAS 39 except that fair value changes due to credit risk for liabilities designated at fair value through profit and loss are generally recorded in other comprehensive income.

Following is the new accounting policy for financial instruments under IFRS 9:

(i)	Classification

The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by- instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or if the Company has opted to measure them at FVTPL.

The following table shows the original classification under IAS 39 and the new classification under IFRS 9:

Financial assets	Classification under IAS 39	Classification under IFRS 9
Cash	FVTPL	Amortized cost
Accounts receivable	Notes and receivable	Amortized cost
Derivative assets	FVTPL	FVTPL

Financial liabilities	Classification under IAS 39	Classification under IFRS 9
Accounts payable and accrued liabilities	Other financial liabilities	Other financial liabilities
Short-term loan	Other financial liabilities	Other financial liabilities
Due to related parties	Other financial liabilities	Other financial liabilities
Derivative liabilities	FVTPL	FVTPL

There were no adjustments to the carrying amounts of financial instruments as a result of the change in classification from IAS39 to IFRS 9.

(ii)	Measurement

Financial assets and liabilities at amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.

Financial assets and liabilities at FVTPL

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the Consolidated Statements of Comprehensive Income. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in the Consolidated Statements of Comprehensive Income in the period in which they arise.

(ii)	Impairment of financial assets

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to twelve month expected credit losses. The Company shall recognize in the Consolidated Statements of Comprehensive Income, as an impairment gain or loss, the amount of expected credit losses (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recognized.

Non-Controlling Interest

Non-controlling interest in the Company’s less than wholly owned subsidiary is classified as a separate component of equity. On initial recognition, non-controlling interest is measured at the fair value of the non-controlling entity’s contribution into the related subsidiary. Subsequent to the original transaction date, adjustments are made to the carrying amount of non-controlling interest for the non-controlling interest’s share of changes to the subsidiary’s equity.

Accounting Standards Effective January 1, 2019 - IFRS 16 - Leases

IFRS 16 provides a single lessee accounting model, requiring the recognition of assets and liabilities for all leases, unless the lease term is 12 months or less or the underlying asset has a low value. Lessor accounting remains largely unchanged from IAS 17 “Leases”, and the distinction between operating and finance leases is retained. The standard is effective for annual periods beginning on or after January 1, 2019. The Company has determined that this standard did not have any impact on its consolidated financial statements.